Cash and cash equivalents	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents
Cash and cash equivalents
4.	Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of March 31,
	2022	2021
Cash on hand	$429	$42
Bank balances	23,833,460	17,453,318
Other monetary funds	236	—
Total	$23,834,125	$17,453,360

3.Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of March 31,
	2021	2020
Cash on hand	$42	$187
Bank balances	17,453,318	11,931,527
Total	$17,453,360	$11,931,714